Share-based Compensation - HCML Share Option Exercises (Details) - HCML Share Option Scheme £ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2018 GBP (£)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 GBP (£)	Jun. 30, 2017 USD ($)
Share option values
Cash received from share options exercised | £	£ 720		£ 174
Total intrinsic value of share options exercised | $		$ 4,817		$ 1,049